39. Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Nominated Risks
Disclosure of types of insurance contracts [line items]
Term of validity	Aug. 24, 2018
Insured amount	R$ 2,172,442
Operational risks - HPP Governador Jayme Canet Junior
Disclosure of types of insurance contracts [line items]
Term of validity	Nov. 23, 2018
Insured amount	R$ 799,290
Operational risks - UEG Araucária
Disclosure of types of insurance contracts [line items]
Term of validity	May 31, 2018
Insured amount	R$ 725,286	[1]
Operational risks - Brisa Potiguar
Disclosure of types of insurance contracts [line items]
Term of validity	Jun. 27, 2018
Insured amount	R$ 720,713
Fire - Company-owned and rented facilities
Disclosure of types of insurance contracts [line items]
Term of validity	Aug. 24, 2018
Insured amount	R$ 597,716
Operational risks - São Bento
Disclosure of types of insurance contracts [line items]
Term of validity	Jun. 27, 2018
Insured amount	R$ 449,928
Legal guarantee - Office of the General Counsel to the National Treasury
Disclosure of types of insurance contracts [line items]
Term of validity	May 11, 2018
Insured amount	R$ 291,396
Multi-risk - Elejor
Disclosure of types of insurance contracts [line items]
Term of validity	Mar. 11, 2019
Insured amount	R$ 197,800
D&O Insurance
Disclosure of types of insurance contracts [line items]
Term of validity	Mar. 28, 2019
Insured amount	R$ 82,700	[1]
Aviation insurance (hull and civil liability)
Disclosure of types of insurance contracts [line items]
Term of validity	Jan. 30, 2019
Insured amount	R$ 80,197	[1]

[1]	The values of the insured of operating risks - UEG Araucaria and Seguro Aeronautico have been translated from USD into BRL, with the current rate R$3.3080, as of 12.31.2017.